UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

January 31, 2008

1.813030.103

CAF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 2.0%
Fiat SpA	3,598,485	$ 84,212
Renault SA	725,842	82,859
		167,071
Hotels, Restaurants & Leisure - 1.8%
Accor SA	1,417,744	108,760
Paddy Power PLC (Ireland)	1,357,600	38,654
		147,414
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	88,400	3,186
Media - 6.1%
Mediacom Communications Corp. Class A (a)(d)	2,909,723	14,432
The Walt Disney Co.	15,499,093	463,888
Wolters Kluwer NV (Certificaten Van Aandelen)	975,000	27,953
		506,273
Multiline Retail - 0.8%
Saks, Inc. (a)(d)	3,760,000	67,868
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	1,979,100	157,714
bebe Stores, Inc. (d)	2,277,600	26,238
Guess?, Inc.	2,014,906	75,176
		259,128
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)(d)(e)	791,600	95,974
TOTAL CONSUMER DISCRETIONARY		1,246,914
CONSUMER STAPLES - 5.7%
Beverages - 1.4%
PepsiCo, Inc.	1,019,500	69,520
The Coca-Cola Co.	843,400	49,904
		119,424
Household Products - 0.6%
Colgate-Palmolive Co.	671,827	51,731
Tobacco - 3.7%
Altria Group, Inc.	1,635,300	123,988
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc. (d)	2,499,400	$ 158,287
UST, Inc. (d)	437,900	22,753
		305,028
TOTAL CONSUMER STAPLES		476,183
ENERGY - 2.5%
Energy Equipment & Services - 1.0%
Schlumberger Ltd. (NY Shares)	1,139,000	85,949
Oil, Gas & Consumable Fuels - 1.5%
Petroleo Brasileiro SA - Petrobras sponsored ADR	175,200	19,472
XTO Energy, Inc.	1,925,731	100,022
		119,494
TOTAL ENERGY		205,443
FINANCIALS - 5.3%
Capital Markets - 3.3%
Janus Capital Group, Inc.	2,431,500	65,675
Jefferies Group, Inc. (d)	1,934,700	39,120
MF Global Ltd.	2,223,512	66,817
T. Rowe Price Group, Inc.	2,025,232	102,456
		274,068
Diversified Financial Services - 0.3%
Bolsa de Mercadorias & Futuros - BM&F SA	1,413,900	12,740
Bovespa Holding SA	910,000	13,363
		26,103
Insurance - 0.1%
Amil Participacoes SA	260,900	2,084
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)(d)	6,864,500	133,240
TOTAL FINANCIALS		435,495
HEALTH CARE - 14.9%
Biotechnology - 6.0%
Biogen Idec, Inc. (a)	7,167,659	436,869
Genentech, Inc. (a)	903,214	63,397
		500,266
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	394,100	$ 23,938
Becton, Dickinson & Co.	416,630	36,051
C.R. Bard, Inc.	87,610	8,460
DENTSPLY International, Inc.	259,600	10,724
Hologic, Inc. (a)(d)	394,100	25,364
Medtronic, Inc.	262,700	12,234
		116,771
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	394,100	26,598
Healthways, Inc. (a)	741,900	41,769
Henry Schein, Inc. (a)	218,776	12,717
Owens & Minor, Inc.	184,400	7,619
Sun Healthcare Group, Inc. (a)	262,954	4,531
VCA Antech, Inc. (a)	1,877,838	72,597
		165,831
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	562,994	5,771
Pharmaceutical Product Development, Inc.	306,435	13,287
Techne Corp. (a)(d)	488,793	31,772
Varian, Inc. (a)	251,800	13,660
		64,490
Pharmaceuticals - 4.7%
Abbott Laboratories	394,100	22,188
Allergan, Inc.	534,100	35,886
Elan Corp. PLC sponsored ADR (a)	9,291,455	236,096
Merck & Co., Inc.	2,025,100	93,722
		387,892
TOTAL HEALTH CARE		1,235,250
INDUSTRIALS - 20.9%
Aerospace & Defense - 1.4%
Precision Castparts Corp.	397,400	45,224
Raytheon Co.	743,271	48,417
Spirit AeroSystems Holdings, Inc. Class A (a)	700,800	19,356
		112,997
Airlines - 7.9%
AMR Corp. (a)(e)	15,634,800	217,949
Continental Airlines, Inc. Class B (a)(d)(e)	6,185,200	168,299
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	2,627,900	$ 87,824
UAL Corp.	3,282,312	124,564
US Airways Group, Inc. (a)(d)	4,006,600	55,331
		653,967
Electrical Equipment - 5.7%
ABB Ltd. sponsored ADR	4,473,800	111,845
Alstom SA	1,565,964	316,280
Schneider Electric SA	332,417	38,458
		466,583
Machinery - 2.7%
Cummins, Inc.	1,939,000	93,615
Deere & Co.	1,511,600	132,658
		226,273
Road & Rail - 3.2%
Hertz Global Holdings, Inc. (a)	3,567,493	53,227
Norfolk Southern Corp.	1,062,208	57,773
Union Pacific Corp.	1,220,300	152,574
		263,574
TOTAL INDUSTRIALS		1,723,394
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.4%
Harris Corp.	647,894	35,433
Nokia Corp. sponsored ADR	2,138,700	79,025
		114,458
Computers & Peripherals - 0.9%
Apple, Inc. (a)	536,800	72,661
Internet Software & Services - 2.1%
DealerTrack Holdings, Inc. (a)(e)	2,282,292	61,531
Equinix, Inc. (a)	474,561	35,844
Google, Inc. Class A (sub. vtg.) (a)	135,681	76,565
		173,940
IT Services - 0.1%
Redecard SA	458,800	6,782
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	876,500	$ 15,707
Skyworks Solutions, Inc. (a)	2,979,700	23,987
		39,694
Software - 2.6%
Microsoft Corp.	6,770,300	220,712
TOTAL INFORMATION TECHNOLOGY		628,247
MATERIALS - 8.1%
Chemicals - 7.4%
International Flavors & Fragrances, Inc.	928,434	39,561
Monsanto Co.	4,161,883	467,960
Syngenta AG sponsored ADR (d)	1,954,800	103,096
		610,617
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	659,800	33,254
Metals & Mining - 0.3%
Titanium Metals Corp.	1,072,910	23,325
TOTAL MATERIALS		667,196
TELECOMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 4.3%
Cbeyond, Inc. (a)	1,228,627	41,454
Qwest Communications International, Inc. (d)	33,627,000	197,727
Verizon Communications, Inc.	2,898,800	112,589
		351,770
Wireless Telecommunication Services - 4.3%
America Movil SAB de CV Series L sponsored ADR	1,430,000	85,671
American Tower Corp. Class A (a)	4,510,500	169,279
Centennial Communications Corp. Class A (a)	3,527,506	20,177
Millicom International Cellular SA (a)	224,500	23,784
NII Holdings, Inc. (a)	1,371,066	58,490
		357,401
TOTAL TELECOMMUNICATION SERVICES		709,171
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.5%
Electric Utilities - 0.8%
Duke Energy Corp.	1,594,415	$ 29,752
Progress Energy, Inc.	798,900	36,086
		65,838
Independent Power Producers & Energy Traders - 0.7%
EDF Energies Nouvelles SA (d)	854,454	56,582
TOTAL UTILITIES		122,420
TOTAL COMMON STOCKS (Cost $6,834,009)		7,449,713
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
7.7% 12/15/05 (a)	$ 15,269	763
7.9% 12/15/09 (a)	3,920	196
8.3% 12/15/29 (a)	42,340	2,117
9% 5/15/16 (a)	4,930	247
9.75% 5/15/21 (a)	2,556	128
10% 8/15/08 (a)	8,047	402
10.375% 2/1/11 (a)	3,920	196
		4,049
TOTAL NONCONVERTIBLE BONDS (Cost $2,368)		4,049
Money Market Funds - 12.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	903,478,588	$ 903,479
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	163,199,616	163,200
TOTAL MONEY MARKET FUNDS (Cost $1,066,679)		1,066,679
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $7,903,056)		8,520,441
NET OTHER ASSETS - (3.2)%		(260,974)
NET ASSETS - 100%		$ 8,259,467
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,223
Fidelity Securities Lending Cash Central Fund	215
Total	$ 8,438
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 375,235	$ -	$ -	$ -	$ 217,949
Continental Airlines, Inc. Class B	212,462	-	-	-	168,299
DealerTrack Holdings, Inc.	105,317	5,625	-	-	61,531
Deckers Outdoor Corp.	110,658	-	-	-	95,974
Total	$ 803,672	$ 5,625	$ -	$ -	$ 543,753
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,916,455,000. Net unrealized appreciation aggregated $603,986,000, of which $1,313,455,000 related to appreciated investment securities and $709,469,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

January 31, 2008

1.813012.103

FDE-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.4%
Johnson Controls, Inc.	1,400,000	$ 49,518
Diversified Consumer Services - 0.3%
DeVry, Inc.	600,000	33,114
Hotels, Restaurants & Leisure - 3.3%
Bally Technologies, Inc. (a)	700,000	33,348
McDonald's Corp.	6,100,000	326,655
Yum! Brands, Inc.	1,200,000	40,992
		400,995
Household Durables - 0.4%
Whirlpool Corp.	500,000	42,555
Internet & Catalog Retail - 0.8%
Expedia, Inc. (a)	1,300,000	29,926
Orbitz Worldwide, Inc.	1,811,358	11,375
Priceline.com, Inc. (a)	450,000	48,834
		90,135
Media - 1.1%
The DIRECTV Group, Inc. (a)	1,100,000	24,838
The Walt Disney Co.	2,400,000	71,832
Viacom, Inc. Class B (non-vtg.) (a)	800,000	31,008
		127,678
Specialty Retail - 0.2%
TJX Companies, Inc.	900,000	28,404
Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc. (a)(d)	500,000	17,395
NIKE, Inc. Class B	4,200,000	259,392
		276,787
TOTAL CONSUMER DISCRETIONARY		1,049,186
CONSUMER STAPLES - 10.2%
Beverages - 2.0%
Coca-Cola Enterprises, Inc.	1,000,000	23,070
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,000,000	20,900
Molson Coors Brewing Co. Class B	4,241,400	189,463
		233,433
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
Kroger Co.	9,400,000	$ 239,230
SUPERVALU, Inc.	1,700,000	51,102
		290,332
Food Products - 0.3%
Del Monte Foods Co.	1,300,000	11,661
Tyson Foods, Inc. Class A	1,500,000	21,375
		33,036
Household Products - 1.4%
Procter & Gamble Co.	2,600,000	171,470
Tobacco - 4.1%
Altria Group, Inc.	6,550,000	496,621
TOTAL CONSUMER STAPLES		1,224,892
ENERGY - 12.3%
Energy Equipment & Services - 1.7%
National Oilwell Varco, Inc. (a)	1,337,800	80,576
Superior Energy Services, Inc. (a)	650,000	26,059
Transocean, Inc. (a)	800,000	98,080
		204,715
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	700,000	41,013
Apache Corp.	300,000	28,632
Chevron Corp.	1,300,000	109,850
ConocoPhillips	5,447,268	437,525
Exxon Mobil Corp.	1,000,000	86,400
Hess Corp.	900,000	81,747
Marathon Oil Corp.	5,826,600	272,976
Tesoro Corp.	2,600,000	101,530
Valero Energy Corp.	1,900,000	112,461
		1,272,134
TOTAL ENERGY		1,476,849
FINANCIALS - 17.9%
Capital Markets - 4.9%
GLG Partners, Inc. (a)(d)	2,500,000	29,475
Goldman Sachs Group, Inc.	2,200,000	441,694
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	2,550,000	$ 68,876
State Street Corp.	500,000	41,060
		581,105
Diversified Financial Services - 4.9%
Bank of America Corp.	1,500,000	66,525
JPMorgan Chase & Co.	10,900,000	518,294
		584,819
Insurance - 7.9%
ACE Ltd.	700,000	40,838
Allianz AG sponsored ADR	3,400,000	60,656
American International Group, Inc.	7,600,000	419,216
Assurant, Inc.	400,000	25,956
Axis Capital Holdings Ltd.	1,000,000	40,040
Berkshire Hathaway, Inc. Class B (a)	12,000	54,600
Hartford Financial Services Group, Inc.	600,000	48,462
Loews Corp.	2,500,000	116,725
MetLife, Inc.	1,200,000	70,764
PartnerRe Ltd.	500,000	39,640
Prudential Financial, Inc.	400,000	33,748
		950,645
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	1,200,000	23,664
TOTAL FINANCIALS		2,140,233
HEALTH CARE - 11.9%
Biotechnology - 1.0%
Amgen, Inc. (a)	1,100,000	51,249
Biogen Idec, Inc. (a)	900,000	54,855
Millennium Pharmaceuticals, Inc. (a)	600,000	9,102
		115,206
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	1,200,000	72,888
Becton, Dickinson & Co.	400,000	34,612
		107,500
Health Care Providers & Services - 3.7%
Humana, Inc. (a)	2,256,113	181,166
McKesson Corp.	273,323	17,162
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	4,000,000	$ 200,320
WellPoint, Inc. (a)	500,000	39,100
		437,748
Life Sciences Tools & Services - 0.4%
Invitrogen Corp. (a)	600,000	51,402
Pharmaceuticals - 5.9%
Johnson & Johnson	2,400,000	151,824
Merck & Co., Inc.	7,996,900	370,097
Perrigo Co.	1,100,000	33,924
Pfizer, Inc.	6,700,000	156,713
		712,558
TOTAL HEALTH CARE		1,424,414
INDUSTRIALS - 11.5%
Aerospace & Defense - 5.3%
L-3 Communications Holdings, Inc.	300,000	33,249
Lockheed Martin Corp.	300,000	32,376
Northrop Grumman Corp.	2,450,000	194,432
Raytheon Co.	2,286,700	148,956
The Boeing Co.	2,744,700	228,304
		637,317
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.	1,000,000	34,890
Construction & Engineering - 0.5%
KBR, Inc. (a)	1,900,000	60,021
Industrial Conglomerates - 3.3%
3M Co.	600,000	47,790
General Electric Co.	6,300,000	223,083
McDermott International, Inc. (a)	1,100,000	51,898
Tyco International Ltd.	1,900,000	74,784
		397,555
Machinery - 2.1%
Cummins, Inc.	3,015,937	145,609
Eaton Corp.	400,000	33,104
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	800,000	$ 31,616
Manitowoc Co., Inc.	1,000,000	38,120
		248,449
TOTAL INDUSTRIALS		1,378,232
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	2,000,000	49,000
Nokia Corp. sponsored ADR	2,700,000	99,765
Plantronics, Inc.	134,207	2,563
QUALCOMM, Inc.	1,000,000	42,420
		193,748
Computers & Peripherals - 8.3%
Apple, Inc. (a)	1,450,000	196,272
Hewlett-Packard Co.	10,700,000	468,125
International Business Machines Corp.	2,405,700	258,228
Western Digital Corp. (a)	2,800,000	74,060
		996,685
Electronic Equipment & Instruments - 0.7%
Tyco Electronics Ltd.	2,300,000	77,763
Internet Software & Services - 0.7%
eBay, Inc. (a)	1,000,000	26,890
Google, Inc. Class A (sub. vtg.) (a)	100,000	56,430
		83,320
IT Services - 0.4%
Accenture Ltd. Class A	1,500,000	51,930
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	2,000,000	42,400
Lam Research Corp. (a)	1,000,000	38,390
		80,790
Software - 3.3%
Microsoft Corp.	5,500,000	179,300
Oracle Corp. (a)	8,500,000	174,675
Symantec Corp. (a)	2,100,000	37,653
		391,628
TOTAL INFORMATION TECHNOLOGY		1,875,864
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.8%
Chemicals - 0.9%
CF Industries Holdings, Inc.	350,000	$ 37,426
Dow Chemical Co.	1,900,000	73,454
		110,880
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	1,200,000	60,480
Metals & Mining - 2.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,900,000	258,187
United States Steel Corp.	300,000	30,633
		288,820
TOTAL MATERIALS		460,180
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	3,494,750	134,513
Verizon Communications, Inc.	7,200,000	279,648
		414,161
UTILITIES - 3.5%
Electric Utilities - 0.5%
Allegheny Energy, Inc.	500,000	27,395
Edison International	500,000	26,080
FirstEnergy Corp.	83,700	5,961
		59,436
Gas Utilities - 0.7%
Energen Corp.	600,000	37,740
Questar Corp.	1,000,000	50,910
		88,650
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	500,000	9,540
Constellation Energy Group, Inc.	800,000	75,168
NRG Energy, Inc. (a)	1,200,000	46,308
		131,016
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.2%
OGE Energy Corp.	117,942	$ 3,860
Public Service Enterprise Group, Inc.	1,400,000	134,400
		138,260
TOTAL UTILITIES		417,362
TOTAL COMMON STOCKS (Cost $11,527,054)		11,861,373
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 3.79% (b)	148,304,466	148,304
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	41,488,575	41,489
TOTAL MONEY MARKET FUNDS (Cost $189,793)		189,793
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $11,716,847)		12,051,166
NET OTHER ASSETS - (0.6)%		(71,337)
NET ASSETS - 100%		$ 11,979,829
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,401
Fidelity Securities Lending Cash Central Fund	129
Total	$ 2,530
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,732,886,000. Net unrealized appreciation aggregated $318,280,000, of which $949,616,000 related to appreciated investment securities and $631,336,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

January 31, 2008

1.813068.103

TQG-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.2%
Johnson Controls, Inc.	25,500	$ 901,935
Automobiles - 1.1%
Harley-Davidson, Inc.	20,000	811,600
Household Durables - 2.8%
D.R. Horton, Inc.	96,000	1,656,000
Whirlpool Corp.	5,000	425,550
		2,081,550
Media - 0.6%
McGraw-Hill Companies, Inc.	10,000	427,600
Textiles, Apparel & Luxury Goods - 3.9%
Polo Ralph Lauren Corp. Class A	38,000	2,302,420
Under Armour, Inc. Class A (sub. vtg.) (a)	15,000	603,750
		2,906,170
TOTAL CONSUMER DISCRETIONARY		7,128,855
CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	15,000	586,050
Wal-Mart Stores, Inc.	22,000	1,119,360
		1,705,410
Food Products - 1.6%
Unilever NV (NY Shares)	36,000	1,170,720
Tobacco - 0.9%
Altria Group, Inc.	9,000	682,380
TOTAL CONSUMER STAPLES		3,558,510
ENERGY - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Cabot Oil & Gas Corp.	33,400	1,292,246
Hess Corp.	5,000	454,150
Range Resources Corp.	43,400	2,266,348
Southwestern Energy Co. (a)	63,400	3,544,695
		7,557,439
FINANCIALS - 26.5%
Capital Markets - 12.7%
Bank of New York Mellon Corp.	39,000	1,818,570
Eaton Vance Corp. (non-vtg.)	18,000	670,860
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	25,200	$ 1,617,084
State Street Corp.	26,700	2,192,604
T. Rowe Price Group, Inc. (d)	62,100	3,141,639
		9,440,757
Commercial Banks - 3.7%
Popular, Inc.	22,000	297,440
Wachovia Corp.	12,000	467,160
Wilmington Trust Corp., Delaware	23,200	808,984
Zions Bancorp	21,000	1,149,540
		2,723,124
Consumer Finance - 1.6%
SLM Corp.	52,800	1,148,400
Diversified Financial Services - 4.3%
Bank of America Corp.	50,800	2,252,980
Citigroup, Inc.	33,300	939,726
		3,192,706
Insurance - 2.6%
American International Group, Inc.	35,300	1,947,148
Real Estate Investment Trusts - 1.1%
General Growth Properties, Inc.	23,000	839,960
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	4,700	159,142
IndyMac Bancorp, Inc.	30,000	245,100
		404,242
TOTAL FINANCIALS		19,696,337
HEALTH CARE - 5.6%
Biotechnology - 3.6%
CSL Ltd.	45,000	1,378,330
Gilead Sciences, Inc. (a)	29,000	1,325,010
		2,703,340
Health Care Equipment & Supplies - 0.6%
Covidien Ltd.	10,000	446,300
Health Care Providers & Services - 1.4%
Medco Health Solutions, Inc. (a)	20,000	1,001,600
TOTAL HEALTH CARE		4,151,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.1%
Building Products - 0.6%
Masco Corp.	19,300	$ 442,549
Construction & Engineering - 0.7%
URS Corp. (a)	12,000	526,800
Machinery - 2.8%
Eaton Corp.	24,900	2,060,724
Road & Rail - 8.0%
Burlington Northern Santa Fe Corp.	17,000	1,470,840
J.B. Hunt Transport Services, Inc. (d)	27,000	839,700
Norfolk Southern Corp.	52,000	2,828,280
Union Pacific Corp.	6,700	837,701
		5,976,521
TOTAL INDUSTRIALS		9,006,594
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	74,000	1,813,000
Computers & Peripherals - 1.4%
Apple, Inc. (a)	5,000	676,800
Hewlett-Packard Co.	8,500	371,875
		1,048,675
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	9,100	363,454
Avnet, Inc. (a)	8,000	284,880
		648,334
Internet Software & Services - 3.1%
Google, Inc. Class A (sub. vtg.) (a)	2,750	1,551,825
Omniture, Inc. (a)(d)	30,514	754,306
		2,306,131
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	27,000	483,840
Software - 5.6%
Microsoft Corp.	86,000	2,803,600
Oracle Corp. (a)	67,500	1,387,125
		4,190,725
TOTAL INFORMATION TECHNOLOGY		10,490,705
Common Stocks - continued
	Shares	Value
MATERIALS - 3.8%
Chemicals - 2.8%
Albemarle Corp.	57,000	$ 2,066,820
Metals & Mining - 1.0%
Newcrest Mining Ltd.	22,887	716,820
TOTAL MATERIALS		2,783,640
TELECOMMUNICATION SERVICES - 4.6%
Wireless Telecommunication Services - 4.6%
America Movil SAB de CV Series L sponsored ADR	56,300	3,372,933
UTILITIES - 5.7%
Electric Utilities - 2.5%
PPL Corp.	37,500	1,834,500
Independent Power Producers & Energy Traders - 3.2%
NRG Energy, Inc. (a)	62,400	2,408,016
TOTAL UTILITIES		4,242,516
TOTAL COMMON STOCKS (Cost $70,017,171)		71,988,769
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 3.79% (b)	262,702	262,702
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	4,175,625	4,175,625
TOTAL MONEY MARKET FUNDS (Cost $4,438,327)		4,438,327
Cash Equivalents - 11.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $8,636,000)	$ 8,636,405	8,636,000
TOTAL INVESTMENT PORTFOLIO - 114.6% (Cost $83,091,498)		85,063,096
NET OTHER ASSETS - (14.6)%		(10,836,033)
NET ASSETS - 100%		$ 74,227,063
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,636,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 1,885,316
Barclays Capital, Inc.	2,719,025
ING Financial Markets LLC	4,031,659
$ 8,636,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,216
Fidelity Securities Lending Cash Central Fund	3,071
Total	$ 40,287
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $83,349,745. Net unrealized appreciation aggregated $1,713,351, of which $4,488,242 related to appreciated investment securities and $2,774,891 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Independence Fund

January 31, 2008

1.813071.103

SCS-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.2%
Auto Components - 0.3%
Gentex Corp.	424,200	$ 6,728
Diversified Consumer Services - 0.7%
Nord Anglia Education PLC (a)	819,300	4,289
Princeton Review, Inc. (a)	12,630	100
Stewart Enterprises, Inc. Class A	1,391,700	9,909
		14,298
Hotels, Restaurants & Leisure - 5.1%
Advani Hotels & Resorts (India) Ltd. (a)	710,710	1,134
BJ's Restaurants, Inc. (a)	283,800	4,898
Carluccio's PLC (e)	4,400,067	11,395
Denny's Corp. (a)	2,931,800	9,939
IHOP Corp. (d)	155,300	8,268
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	10,223
P.F. Chang's China Bistro, Inc. (a)(d)	466,400	13,264
Premier Exhibitions, Inc. (a)(d)	1,146,051	6,968
Ruth's Chris Steak House, Inc. (a)	415,000	3,436
The Restaurant Group PLC	3,277,922	9,902
Vail Resorts, Inc. (a)(d)	513,300	24,300
		103,727
Household Durables - 3.6%
Fourlis Holdings SA	1,934,825	66,095
Ryland Group, Inc. (d)	226,600	7,639
		73,734
Internet & Catalog Retail - 0.2%
ASOS PLC (a)	1,071,000	5,065
Leisure Equipment & Products - 0.2%
RC2 Corp. (a)	278,800	5,236
Media - 3.5%
Carmike Cinemas, Inc. (d)(e)	692,600	4,149
CTC Media, Inc. (a)	748,700	19,983
National CineMedia, Inc.	1,148,199	26,167
Powerleague Group PLC	3,604,985	5,592
Regal Entertainment Group Class A	832,800	15,440
		71,331
Specialty Retail - 3.8%
bebe Stores, Inc. (d)	525,400	6,053
Citi Trends, Inc. (a)(d)	555,200	7,590
Pier 1 Imports, Inc. (a)(d)	1,745,700	11,958
Select Comfort Corp. (a)(d)	942,900	7,411
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Shoe Carnival, Inc. (a)	509,200	$ 7,526
The Men's Wearhouse, Inc.	451,300	11,504
Tween Brands, Inc. (a)	209,400	6,707
Williams-Sonoma, Inc. (d)	700,700	18,835
		77,584
Textiles, Apparel & Luxury Goods - 2.8%
Odd Molly International AB (a)(e)	566,700	13,860
Timberland Co. Class A (a)	308,500	5,062
True Religion Apparel, Inc. (a)(d)	842,400	15,711
Volcom, Inc. (a)	430,871	8,695
Worldwide Brand Management AB (d)	997,500	13,404
		56,732
TOTAL CONSUMER DISCRETIONARY		414,435
CONSUMER STAPLES - 2.5%
Food Products - 2.5%
Corn Products International, Inc.	454,700	15,369
Diamond Foods, Inc.	261,800	4,966
Green Mountain Coffee Roasters, Inc. (a)(d)	756,549	29,142
Vilmorin & Cie	9,100	1,452
		50,929
ENERGY - 15.5%
Energy Equipment & Services - 5.1%
Atwood Oceanics, Inc. (a)	50,326	4,182
Core Laboratories NV (a)	97,900	11,033
Dril-Quip, Inc. (a)	145,100	7,043
ION Geophysical Corp. (a)	673,500	8,351
John Wood Group PLC	735,200	5,590
Oil States International, Inc. (a)(d)	389,100	13,642
Subsea 7, Inc. (a)(d)	536,500	10,217
Superior Energy Services, Inc. (a)	1,101,700	44,167
		104,225
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	377,000	12,614
Aurora Oil & Gas Corp. (a)	794,475	874
Cabot Oil & Gas Corp.	572,300	22,142
Encore Acquisition Co. (a)	268,050	8,738
Forest Oil Corp. (a)	159,900	7,231
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Foundation Coal Holdings, Inc.	238,000	$ 12,447
Goodrich Petroleum Corp. (a)(d)	663,700	13,214
Holly Corp.	118,700	5,747
International Coal Group, Inc. (a)(d)	1,904,300	11,826
Kodiak Oil & Gas Corp. (a)	2,343,800	4,852
Mariner Energy, Inc. (a)	771,814	19,342
OPTI Canada, Inc. (a)	604,800	9,974
Patriot Coal Corp. (a)	104,500	4,154
Plains Exploration & Production Co. (a)	345,100	16,786
Tesoro Corp.	1,216,000	47,485
Western Refining, Inc.	785,900	16,779
		214,205
TOTAL ENERGY		318,430
FINANCIALS - 7.2%
Capital Markets - 1.0%
GLG Partners, Inc. (a)	22,600	266
GLG Partners, Inc.:
unit	162,800	2,647
warrants 12/28/11 (a)	310,500	1,391
Janus Capital Group, Inc.	631,300	17,051
		21,355
Commercial Banks - 1.2%
East West Bancorp, Inc.	314,300	7,562
UCBH Holdings, Inc. (d)	1,157,800	16,348
		23,910
Diversified Financial Services - 0.9%
IMAREX NOS ASA (a)	242,765	5,364
India Hospitality Corp. (a)	833,320	5,292
JSE Ltd.	793,600	7,404
		18,060
Insurance - 2.0%
Aspen Insurance Holdings Ltd.	592,800	16,729
IPC Holdings Ltd.	334,000	8,594
LandAmerica Financial Group, Inc.	27,300	1,424
Montpelier Re Holdings Ltd.	787,924	13,505
Stewart Information Services Corp.	4,400	151
		40,403
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.1%
Corporate Office Properties Trust (SBI)	189,200	$ 6,060
Home Properties, Inc.	158,738	7,618
Tanger Factory Outlet Centers, Inc.	257,000	9,655
		23,333
Real Estate Management & Development - 0.5%
Orchid Developments Group Ltd. (a)	2,366,600	6,199
Unite Group PLC	676,087	4,490
		10,689
Thrifts & Mortgage Finance - 0.5%
Washington Federal, Inc.	428,300	10,459
TOTAL FINANCIALS		148,209
HEALTH CARE - 12.6%
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (a)	32,300	970
Cougar Biotechnology, Inc. (a)	44,000	1,316
Indevus Pharmaceuticals, Inc. (a)	2,064,500	13,151
		15,437
Health Care Equipment & Supplies - 4.2%
Conceptus, Inc. (a)(d)(e)	1,490,783	24,270
Corin Group PLC (e)	3,500,839	32,277
I-Flow Corp. (a)	296,000	4,233
Quidel Corp. (a)	990,416	15,619
Zoll Medical Corp. (a)	405,900	10,821
		87,220
Health Care Providers & Services - 4.4%
Capital Senior Living Corp. (a)	1,018,400	7,811
Emeritus Corp. (a)(d)	995,000	22,039
Genoptix, Inc.	154,100	5,734
Healthways, Inc. (a)	532,100	29,957
Sun Healthcare Group, Inc. (a)	1,111,700	19,155
Virtual Radiologic Corp.	324,100	4,907
		89,603
Health Care Technology - 0.7%
Omnicell, Inc. (a)	233,200	5,849
Vital Images, Inc. (a)	546,700	8,578
		14,427
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Pharmaceutical Product Development, Inc.	338,800	$ 14,690
QIAGEN NV (a)	320,000	6,528
		21,218
Pharmaceuticals - 1.5%
BioMimetic Therapeutics, Inc. (a)	485,257	7,216
Medicis Pharmaceutical Corp. Class A (d)	312,000	6,337
XenoPort, Inc. (a)	273,700	16,794
		30,347
TOTAL HEALTH CARE		258,252
INDUSTRIALS - 18.4%
Aerospace & Defense - 0.8%
Hexcel Corp. (a)	366,800	8,007
Orbital Sciences Corp. (a)	396,900	9,248
		17,255
Airlines - 0.3%
US Airways Group, Inc. (a)	508,800	7,027
Building Products - 0.6%
Groupe Vial	162,200	5,846
PGT, Inc. (a)	1,151,802	5,460
		11,306
Commercial Services & Supplies - 4.6%
Corrections Corp. of America (a)(d)	1,492,956	39,623
First Advantage Corp. Class A (a)	400	6
GeoEye, Inc. (a)	175,000	6,118
Huron Consulting Group, Inc. (a)(d)	219,100	15,736
InnerWorkings, Inc. (a)(d)	1,376,900	19,070
The Geo Group, Inc. (a)	481,500	11,517
YouGov PLC (a)	886,932	2,117
		94,187
Construction & Engineering - 2.5%
Great Lakes Dredge & Dock Corp.	164,600	1,042
I Kloukinas-I Lappas SA	817,000	7,669
Quanta Services, Inc. (a)	669,848	14,683
URS Corp. (a)	628,873	27,608
		51,002
Electrical Equipment - 3.7%
American Superconductor Corp. (a)(d)	385,000	7,796
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Ceres Power Holdings PLC (a)(d)	2,168,700	$ 11,085
Q-Cells AG (a)(d)	287,700	27,072
SolarWorld AG (d)	470,000	20,841
Sunpower Corp. Class A (a)(d)	51,100	3,530
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	95,500	5,227
		75,551
Machinery - 2.3%
Burckhardt Compression Holding AG	28,010	7,974
Donaldson Co., Inc.	107,300	4,496
Flow International Corp. (a)	1,207,000	11,249
Sulzer AG (Reg.)	22,823	24,134
		47,853
Road & Rail - 1.3%
Celadon Group, Inc. (a)	910,800	8,689
J.B. Hunt Transport Services, Inc.	288,700	8,979
Marten Transport Ltd. (a)	225,855	3,842
Old Dominion Freight Lines, Inc. (a)	175,500	5,116
		26,626
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)(d)	589,150	5,467
Bergman & Beving AB (B Shares)	667,443	14,504
Rush Enterprises, Inc. Class A (a)	1,623,450	27,241
		47,212
TOTAL INDUSTRIALS		378,019
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 0.9%
Infinera Corp.	151,081	1,540
Polycom, Inc. (a)	695,400	17,559
		19,099
Computers & Peripherals - 1.3%
Diebold, Inc.	247,000	6,392
NCR Corp. (a)	461,309	9,909
STEC, Inc. (a)	1,387,900	10,312
		26,613
Electronic Equipment & Instruments - 2.0%
FLIR Systems, Inc. (a)	1,341,338	40,616
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.9%
Bankrate, Inc. (a)(d)	442,117	$ 23,976
Blinkx PLC	6,882,800	2,784
Dice Holdings, Inc.	457,886	2,921
Internet Brands, Inc. Class A (d)	655,300	5,059
LoopNet, Inc. (a)(d)	1,292,841	18,242
Omniture, Inc. (a)	542,037	13,399
Soundbite Communications, Inc.	385,774	2,006
ValueClick, Inc. (a)(d)	2,352,000	51,344
		119,731
IT Services - 1.6%
ExlService Holdings, Inc. (a)	700,999	13,305
Patni Computer Systems Ltd. sponsored ADR (d)	1,013,800	13,757
Syntel, Inc.	190,603	5,648
		32,710
Semiconductors & Semiconductor Equipment - 1.2%
Intersil Corp. Class A	357,800	8,240
Silicon Motion Technology Corp. sponsored ADR (a)(d)	664,305	10,230
Skyworks Solutions, Inc. (a)	823,900	6,632
		25,102
Software - 1.6%
Ansys, Inc. (a)	278,170	9,711
Citrix Systems, Inc. (a)	246,800	8,544
Concur Technologies, Inc. (a)	24,700	866
Quality Systems, Inc. (d)	158,400	4,814
Quest Software, Inc. (a)	627,900	9,387
		33,322
TOTAL INFORMATION TECHNOLOGY		297,193
MATERIALS - 4.4%
Chemicals - 1.6%
Calgon Carbon Corp. (a)(d)	1,627,788	25,035
Hercules, Inc.	435,800	7,640
		32,675
Metals & Mining - 2.8%
Carpenter Technology Corp.	233,000	14,362
RTI International Metals, Inc. (a)	366,200	20,233
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Shore Gold, Inc. (a)	4,926,300	$ 17,917
Toledo Mining Corp. PLC (a)	1,191,300	4,462
		56,974
TOTAL MATERIALS		89,649
UTILITIES - 0.7%
Independent Power Producers & Energy Traders - 0.7%
Clipper Windpower PLC (a)	655,000	7,831
Vergnet SA	271,600	5,264
		13,095
TOTAL COMMON STOCKS (Cost $1,997,436)		1,968,211
Money Market Funds - 14.4%

Fidelity Cash Central Fund, 3.79% (b)	54,112,692	54,113
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	242,004,423	242,004
TOTAL MONEY MARKET FUNDS (Cost $296,117)		296,117
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $2,293,553)		2,264,328
NET OTHER ASSETS - (10.4)%		(212,972)
NET ASSETS - 100%		$ 2,051,356
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 679
Fidelity Securities Lending Cash Central Fund	858
Total	$ 1,537
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 17,207	$ 2,381	$ 2,133	$ 145	$ 11,395
Carmike Cinemas, Inc.	14,968	-	2,977	121	4,149
Conceptus, Inc.	32,693	-	-	-	24,270
Corin Group PLC	43,449	1,871	-	-	32,277
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	10,223
Odd Molly International AB	2,834	13,472	-	-	13,860
Premier Exhibitions, Inc.	23,028	3,882	7,248	-	-
Total	$ 147,409	$ 21,606	$ 12,358	$ 266	$ 96,174
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,295,760,000. Net unrealized depreciation aggregated $31,432,000, of which $296,796,000 related to appreciated investment securities and $328,228,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Independence Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.863106.100

ASCS-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.2%
Auto Components - 0.3%
Gentex Corp.	424,200	$ 6,728
Diversified Consumer Services - 0.7%
Nord Anglia Education PLC (a)	819,300	4,289
Princeton Review, Inc. (a)	12,630	100
Stewart Enterprises, Inc. Class A	1,391,700	9,909
		14,298
Hotels, Restaurants & Leisure - 5.1%
Advani Hotels & Resorts (India) Ltd. (a)	710,710	1,134
BJ's Restaurants, Inc. (a)	283,800	4,898
Carluccio's PLC (e)	4,400,067	11,395
Denny's Corp. (a)	2,931,800	9,939
IHOP Corp. (d)	155,300	8,268
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	10,223
P.F. Chang's China Bistro, Inc. (a)(d)	466,400	13,264
Premier Exhibitions, Inc. (a)(d)	1,146,051	6,968
Ruth's Chris Steak House, Inc. (a)	415,000	3,436
The Restaurant Group PLC	3,277,922	9,902
Vail Resorts, Inc. (a)(d)	513,300	24,300
		103,727
Household Durables - 3.6%
Fourlis Holdings SA	1,934,825	66,095
Ryland Group, Inc. (d)	226,600	7,639
		73,734
Internet & Catalog Retail - 0.2%
ASOS PLC (a)	1,071,000	5,065
Leisure Equipment & Products - 0.2%
RC2 Corp. (a)	278,800	5,236
Media - 3.5%
Carmike Cinemas, Inc. (d)(e)	692,600	4,149
CTC Media, Inc. (a)	748,700	19,983
National CineMedia, Inc.	1,148,199	26,167
Powerleague Group PLC	3,604,985	5,592
Regal Entertainment Group Class A	832,800	15,440
		71,331
Specialty Retail - 3.8%
bebe Stores, Inc. (d)	525,400	6,053
Citi Trends, Inc. (a)(d)	555,200	7,590
Pier 1 Imports, Inc. (a)(d)	1,745,700	11,958
Select Comfort Corp. (a)(d)	942,900	7,411
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Shoe Carnival, Inc. (a)	509,200	$ 7,526
The Men's Wearhouse, Inc.	451,300	11,504
Tween Brands, Inc. (a)	209,400	6,707
Williams-Sonoma, Inc. (d)	700,700	18,835
		77,584
Textiles, Apparel & Luxury Goods - 2.8%
Odd Molly International AB (a)(e)	566,700	13,860
Timberland Co. Class A (a)	308,500	5,062
True Religion Apparel, Inc. (a)(d)	842,400	15,711
Volcom, Inc. (a)	430,871	8,695
Worldwide Brand Management AB (d)	997,500	13,404
		56,732
TOTAL CONSUMER DISCRETIONARY		414,435
CONSUMER STAPLES - 2.5%
Food Products - 2.5%
Corn Products International, Inc.	454,700	15,369
Diamond Foods, Inc.	261,800	4,966
Green Mountain Coffee Roasters, Inc. (a)(d)	756,549	29,142
Vilmorin & Cie	9,100	1,452
		50,929
ENERGY - 15.5%
Energy Equipment & Services - 5.1%
Atwood Oceanics, Inc. (a)	50,326	4,182
Core Laboratories NV (a)	97,900	11,033
Dril-Quip, Inc. (a)	145,100	7,043
ION Geophysical Corp. (a)	673,500	8,351
John Wood Group PLC	735,200	5,590
Oil States International, Inc. (a)(d)	389,100	13,642
Subsea 7, Inc. (a)(d)	536,500	10,217
Superior Energy Services, Inc. (a)	1,101,700	44,167
		104,225
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	377,000	12,614
Aurora Oil & Gas Corp. (a)	794,475	874
Cabot Oil & Gas Corp.	572,300	22,142
Encore Acquisition Co. (a)	268,050	8,738
Forest Oil Corp. (a)	159,900	7,231
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Foundation Coal Holdings, Inc.	238,000	$ 12,447
Goodrich Petroleum Corp. (a)(d)	663,700	13,214
Holly Corp.	118,700	5,747
International Coal Group, Inc. (a)(d)	1,904,300	11,826
Kodiak Oil & Gas Corp. (a)	2,343,800	4,852
Mariner Energy, Inc. (a)	771,814	19,342
OPTI Canada, Inc. (a)	604,800	9,974
Patriot Coal Corp. (a)	104,500	4,154
Plains Exploration & Production Co. (a)	345,100	16,786
Tesoro Corp.	1,216,000	47,485
Western Refining, Inc.	785,900	16,779
		214,205
TOTAL ENERGY		318,430
FINANCIALS - 7.2%
Capital Markets - 1.0%
GLG Partners, Inc. (a)	22,600	266
GLG Partners, Inc.:
unit	162,800	2,647
warrants 12/28/11 (a)	310,500	1,391
Janus Capital Group, Inc.	631,300	17,051
		21,355
Commercial Banks - 1.2%
East West Bancorp, Inc.	314,300	7,562
UCBH Holdings, Inc. (d)	1,157,800	16,348
		23,910
Diversified Financial Services - 0.9%
IMAREX NOS ASA (a)	242,765	5,364
India Hospitality Corp. (a)	833,320	5,292
JSE Ltd.	793,600	7,404
		18,060
Insurance - 2.0%
Aspen Insurance Holdings Ltd.	592,800	16,729
IPC Holdings Ltd.	334,000	8,594
LandAmerica Financial Group, Inc.	27,300	1,424
Montpelier Re Holdings Ltd.	787,924	13,505
Stewart Information Services Corp.	4,400	151
		40,403
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.1%
Corporate Office Properties Trust (SBI)	189,200	$ 6,060
Home Properties, Inc.	158,738	7,618
Tanger Factory Outlet Centers, Inc.	257,000	9,655
		23,333
Real Estate Management & Development - 0.5%
Orchid Developments Group Ltd. (a)	2,366,600	6,199
Unite Group PLC	676,087	4,490
		10,689
Thrifts & Mortgage Finance - 0.5%
Washington Federal, Inc.	428,300	10,459
TOTAL FINANCIALS		148,209
HEALTH CARE - 12.6%
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (a)	32,300	970
Cougar Biotechnology, Inc. (a)	44,000	1,316
Indevus Pharmaceuticals, Inc. (a)	2,064,500	13,151
		15,437
Health Care Equipment & Supplies - 4.2%
Conceptus, Inc. (a)(d)(e)	1,490,783	24,270
Corin Group PLC (e)	3,500,839	32,277
I-Flow Corp. (a)	296,000	4,233
Quidel Corp. (a)	990,416	15,619
Zoll Medical Corp. (a)	405,900	10,821
		87,220
Health Care Providers & Services - 4.4%
Capital Senior Living Corp. (a)	1,018,400	7,811
Emeritus Corp. (a)(d)	995,000	22,039
Genoptix, Inc.	154,100	5,734
Healthways, Inc. (a)	532,100	29,957
Sun Healthcare Group, Inc. (a)	1,111,700	19,155
Virtual Radiologic Corp.	324,100	4,907
		89,603
Health Care Technology - 0.7%
Omnicell, Inc. (a)	233,200	5,849
Vital Images, Inc. (a)	546,700	8,578
		14,427
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Pharmaceutical Product Development, Inc.	338,800	$ 14,690
QIAGEN NV (a)	320,000	6,528
		21,218
Pharmaceuticals - 1.5%
BioMimetic Therapeutics, Inc. (a)	485,257	7,216
Medicis Pharmaceutical Corp. Class A (d)	312,000	6,337
XenoPort, Inc. (a)	273,700	16,794
		30,347
TOTAL HEALTH CARE		258,252
INDUSTRIALS - 18.4%
Aerospace & Defense - 0.8%
Hexcel Corp. (a)	366,800	8,007
Orbital Sciences Corp. (a)	396,900	9,248
		17,255
Airlines - 0.3%
US Airways Group, Inc. (a)	508,800	7,027
Building Products - 0.6%
Groupe Vial	162,200	5,846
PGT, Inc. (a)	1,151,802	5,460
		11,306
Commercial Services & Supplies - 4.6%
Corrections Corp. of America (a)(d)	1,492,956	39,623
First Advantage Corp. Class A (a)	400	6
GeoEye, Inc. (a)	175,000	6,118
Huron Consulting Group, Inc. (a)(d)	219,100	15,736
InnerWorkings, Inc. (a)(d)	1,376,900	19,070
The Geo Group, Inc. (a)	481,500	11,517
YouGov PLC (a)	886,932	2,117
		94,187
Construction & Engineering - 2.5%
Great Lakes Dredge & Dock Corp.	164,600	1,042
I Kloukinas-I Lappas SA	817,000	7,669
Quanta Services, Inc. (a)	669,848	14,683
URS Corp. (a)	628,873	27,608
		51,002
Electrical Equipment - 3.7%
American Superconductor Corp. (a)(d)	385,000	7,796
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Ceres Power Holdings PLC (a)(d)	2,168,700	$ 11,085
Q-Cells AG (a)(d)	287,700	27,072
SolarWorld AG (d)	470,000	20,841
Sunpower Corp. Class A (a)(d)	51,100	3,530
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	95,500	5,227
		75,551
Machinery - 2.3%
Burckhardt Compression Holding AG	28,010	7,974
Donaldson Co., Inc.	107,300	4,496
Flow International Corp. (a)	1,207,000	11,249
Sulzer AG (Reg.)	22,823	24,134
		47,853
Road & Rail - 1.3%
Celadon Group, Inc. (a)	910,800	8,689
J.B. Hunt Transport Services, Inc.	288,700	8,979
Marten Transport Ltd. (a)	225,855	3,842
Old Dominion Freight Lines, Inc. (a)	175,500	5,116
		26,626
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)(d)	589,150	5,467
Bergman & Beving AB (B Shares)	667,443	14,504
Rush Enterprises, Inc. Class A (a)	1,623,450	27,241
		47,212
TOTAL INDUSTRIALS		378,019
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 0.9%
Infinera Corp.	151,081	1,540
Polycom, Inc. (a)	695,400	17,559
		19,099
Computers & Peripherals - 1.3%
Diebold, Inc.	247,000	6,392
NCR Corp. (a)	461,309	9,909
STEC, Inc. (a)	1,387,900	10,312
		26,613
Electronic Equipment & Instruments - 2.0%
FLIR Systems, Inc. (a)	1,341,338	40,616
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.9%
Bankrate, Inc. (a)(d)	442,117	$ 23,976
Blinkx PLC	6,882,800	2,784
Dice Holdings, Inc.	457,886	2,921
Internet Brands, Inc. Class A (d)	655,300	5,059
LoopNet, Inc. (a)(d)	1,292,841	18,242
Omniture, Inc. (a)	542,037	13,399
Soundbite Communications, Inc.	385,774	2,006
ValueClick, Inc. (a)(d)	2,352,000	51,344
		119,731
IT Services - 1.6%
ExlService Holdings, Inc. (a)	700,999	13,305
Patni Computer Systems Ltd. sponsored ADR (d)	1,013,800	13,757
Syntel, Inc.	190,603	5,648
		32,710
Semiconductors & Semiconductor Equipment - 1.2%
Intersil Corp. Class A	357,800	8,240
Silicon Motion Technology Corp. sponsored ADR (a)(d)	664,305	10,230
Skyworks Solutions, Inc. (a)	823,900	6,632
		25,102
Software - 1.6%
Ansys, Inc. (a)	278,170	9,711
Citrix Systems, Inc. (a)	246,800	8,544
Concur Technologies, Inc. (a)	24,700	866
Quality Systems, Inc. (d)	158,400	4,814
Quest Software, Inc. (a)	627,900	9,387
		33,322
TOTAL INFORMATION TECHNOLOGY		297,193
MATERIALS - 4.4%
Chemicals - 1.6%
Calgon Carbon Corp. (a)(d)	1,627,788	25,035
Hercules, Inc.	435,800	7,640
		32,675
Metals & Mining - 2.8%
Carpenter Technology Corp.	233,000	14,362
RTI International Metals, Inc. (a)	366,200	20,233
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Shore Gold, Inc. (a)	4,926,300	$ 17,917
Toledo Mining Corp. PLC (a)	1,191,300	4,462
		56,974
TOTAL MATERIALS		89,649
UTILITIES - 0.7%
Independent Power Producers & Energy Traders - 0.7%
Clipper Windpower PLC (a)	655,000	7,831
Vergnet SA	271,600	5,264
		13,095
TOTAL COMMON STOCKS (Cost $1,997,436)		1,968,211
Money Market Funds - 14.4%

Fidelity Cash Central Fund, 3.79% (b)	54,112,692	54,113
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	242,004,423	242,004
TOTAL MONEY MARKET FUNDS (Cost $296,117)		296,117
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $2,293,553)		2,264,328
NET OTHER ASSETS - (10.4)%		(212,972)
NET ASSETS - 100%		$ 2,051,356
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 679
Fidelity Securities Lending Cash Central Fund	858
Total	$ 1,537
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 17,207	$ 2,381	$ 2,133	$ 145	$ 11,395
Carmike Cinemas, Inc.	14,968	-	2,977	121	4,149
Conceptus, Inc.	32,693	-	-	-	24,270
Corin Group PLC	43,449	1,871	-	-	32,277
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	10,223
Odd Molly International AB	2,834	13,472	-	-	13,860
Premier Exhibitions, Inc.	23,028	3,882	7,248	-	-
Total	$ 147,409	$ 21,606	$ 12,358	$ 266	$ 96,174
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,295,760,000. Net unrealized depreciation aggregated $31,432,000, of which $296,796,000 related to appreciated investment securities and $328,228,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector

January 31, 2008

1.813022.103

FSS-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 0.5%
General Motors Corp. (d)	162,400	$ 4,598
Hotels, Restaurants & Leisure - 0.3%
Jamba, Inc. (a)(d)	257,700	789
Starbucks Corp. (a)	139,850	2,645
		3,434
Household Durables - 1.4%
D.R. Horton, Inc.	240,300	4,145
Ethan Allen Interiors, Inc.	15,200	470
Toll Brothers, Inc. (a)	148,100	3,448
Whirlpool Corp.	62,200	5,294
		13,357
Media - 1.3%
DISH Network Corp. Class A (a)	28,400	802
E.W. Scripps Co. Class A	87,240	3,552
News Corp. Class B	338,500	6,580
Time Warner, Inc.	94,560	1,488
		12,422
Multiline Retail - 0.9%
JCPenney Co., Inc.	36,100	1,712
Kohl's Corp. (a)	35,100	1,602
Sears Holdings Corp. (a)(d)	800	88
Target Corp.	94,620	5,259
		8,661
Specialty Retail - 1.6%
Best Buy Co., Inc.	400	20
Lowe's Companies, Inc.	291,900	7,718
PetSmart, Inc.	39,100	894
Staples, Inc.	150,182	3,595
Tiffany & Co., Inc.	34,100	1,361
Williams-Sonoma, Inc.	70,200	1,887
		15,475
Textiles, Apparel & Luxury Goods - 0.1%
Polo Ralph Lauren Corp. Class A	16,400	994
TOTAL CONSUMER DISCRETIONARY		58,941
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.9%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	48,700	$ 2,175
PepsiCo, Inc.	27,000	1,841
		4,016
Food & Staples Retailing - 1.9%
China Nepstar Chain Drugstore Ltd. ADR	66,600	807
CVS Caremark Corp.	232,700	9,092
Sysco Corp.	118,200	3,434
Wal-Mart Stores, Inc.	93,700	4,767
		18,100
Food Products - 1.7%
Kraft Foods, Inc. Class A	119,500	3,497
McCormick & Co., Inc. (non-vtg.) (d)	76,000	2,563
Nestle SA sponsored ADR	94,700	10,649
		16,709
Household Products - 1.9%
Colgate-Palmolive Co.	45,450	3,500
Procter & Gamble Co.	216,355	14,269
		17,769
Tobacco - 1.0%
Altria Group, Inc.	129,630	9,829
TOTAL CONSUMER STAPLES		66,423
ENERGY - 11.7%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	4,400	286
Cameron International Corp. (a)	269,500	10,850
Diamond Offshore Drilling, Inc.	10,223	1,154
Halliburton Co.	92,607	3,072
Nabors Industries Ltd. (a)	75,100	2,044
Schlumberger Ltd. (NY Shares)	177,085	13,363
Smith International, Inc.	121,800	6,603
		37,372
Oil, Gas & Consumable Fuels - 7.8%
Chesapeake Energy Corp.	88,300	3,287
CONSOL Energy, Inc.	18,100	1,321
Devon Energy Corp.	41,000	3,484
EOG Resources, Inc.	43,400	3,798
Exxon Mobil Corp.	437,675	37,809
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	36,100	$ 3,279
Peabody Energy Corp.	128,700	6,952
Petroplus Holdings AG (a)	18,072	1,113
Plains Exploration & Production Co. (a)	103,800	5,049
Ultra Petroleum Corp. (a)	37,610	2,588
Valero Energy Corp.	112,280	6,646
		75,326
TOTAL ENERGY		112,698
FINANCIALS - 20.0%
Capital Markets - 5.3%
Ameriprise Financial, Inc.	56,080	3,102
Bank of New York Mellon Corp.	175,000	8,160
Charles Schwab Corp.	293,800	6,552
Goldman Sachs Group, Inc.	29,800	5,983
Janus Capital Group, Inc.	100,500	2,715
Lehman Brothers Holdings, Inc.	81,303	5,217
Riskmetrics Group, Inc.	28,400	602
State Street Corp.	170,326	13,987
T. Rowe Price Group, Inc.	103,000	5,211
		51,529
Commercial Banks - 1.2%
PNC Financial Services Group, Inc.	34,200	2,244
Standard Chartered PLC (United Kingdom)	44,568	1,495
U.S. Bancorp, Delaware	88,800	3,015
Wachovia Corp.	117,100	4,559
		11,313
Consumer Finance - 0.9%
American Express Co.	22,900	1,129
Capital One Financial Corp.	86,900	4,763
Discover Financial Services	177,400	3,105
		8,997
Diversified Financial Services - 2.9%
Bank of America Corp.	387,720	17,195
Bovespa Holding SA	11,000	162
Citigroup, Inc.	297,700	8,401
Deutsche Boerse AG	12,700	2,223
		27,981
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 8.3%
ACE Ltd.	109,400	$ 6,382
AFLAC, Inc.	51,600	3,165
American International Group, Inc.	574,133	31,669
Berkshire Hathaway, Inc. Class A (a)	51	6,936
Everest Re Group Ltd.	34,480	3,506
Fidelity National Financial, Inc. Class A	184,000	3,623
First American Corp., California	23,400	1,019
Hartford Financial Services Group, Inc.	74,230	5,996
Loews Corp.	82,600	3,857
National Financial Partners Corp. (d)	88,158	3,183
Prudential Financial, Inc.	80,300	6,775
W.R. Berkley Corp.	123,482	3,737
		79,848
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	222,500	4,388
Thrifts & Mortgage Finance - 0.9%
Freddie Mac	246,000	7,476
Hudson City Bancorp, Inc.	92,900	1,522
		8,998
TOTAL FINANCIALS		193,054
HEALTH CARE - 10.3%
Biotechnology - 1.9%
Amgen, Inc. (a)	28,290	1,318
Biogen Idec, Inc. (a)	47,770	2,912
Celgene Corp. (a)	58,200	3,266
Cephalon, Inc. (a)	44,200	2,901
Genentech, Inc. (a)	32,960	2,313
Gilead Sciences, Inc. (a)	71,600	3,271
PDL BioPharma, Inc. (a)	168,066	2,509
		18,490
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	17,400	2,471
American Medical Systems Holdings, Inc. (a)	107,835	1,541
Baxter International, Inc.	61,200	3,717
Becton, Dickinson & Co.	87,200	7,545
C.R. Bard, Inc.	43,700	4,220
Cooper Companies, Inc.	38,900	1,532
Covidien Ltd.	129,144	5,764
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	32,900	$ 1,532
Mindray Medical International Ltd. sponsored ADR	21,400	730
St. Jude Medical, Inc. (a)	78,500	3,180
		32,232
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	41,500	2,406
Health Net, Inc. (a)	29,500	1,371
Henry Schein, Inc. (a)	113,800	6,615
I-trax, Inc. (a)	167,100	533
Medco Health Solutions, Inc. (a)	66,000	3,305
Tenet Healthcare Corp. (a)	240,500	1,065
UnitedHealth Group, Inc.	31,300	1,591
		16,886
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	33,400	670
Pharmaceuticals - 3.2%
Abbott Laboratories	80,200	4,515
Allergan, Inc.	58,600	3,937
Johnson & Johnson	91,110	5,764
Merck & Co., Inc.	143,100	6,623
Pfizer, Inc.	54,340	1,271
Roche Holding AG (participation certificate)	21,178	3,874
Schering-Plough Corp.	95,100	1,861
Wyeth	86,580	3,446
		31,291
TOTAL HEALTH CARE		99,569
INDUSTRIALS - 13.8%
Aerospace & Defense - 4.3%
General Dynamics Corp.	84,100	7,103
Hexcel Corp. (a)	109,900	2,399
Honeywell International, Inc.	194,660	11,499
Lockheed Martin Corp.	24,200	2,612
Precision Castparts Corp.	21,100	2,401
United Technologies Corp.	219,920	16,144
		42,158
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	63,100	3,505
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	35,600	$ 3,328
United Parcel Service, Inc. Class B	11,600	849
		7,682
Airlines - 0.6%
Continental Airlines, Inc. Class B (a)	68,400	1,861
Delta Air Lines, Inc. (a)	49,000	825
UAL Corp.	75,600	2,869
		5,555
Commercial Services & Supplies - 0.2%
Manpower, Inc.	35,300	1,986
Electrical Equipment - 1.4%
Alstom SA	16,000	3,232
Evergreen Solar, Inc. (a)	198,400	2,418
Gamesa Corporacion Tecnologica, SA	43,400	1,652
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	38,500	2,107
Vestas Wind Systems AS (a)	42,600	4,138
		13,547
Industrial Conglomerates - 3.6%
General Electric Co.	601,600	21,303
McDermott International, Inc. (a)	126,600	5,973
Siemens AG sponsored ADR	32,700	4,244
Tyco International Ltd.	74,600	2,936
		34,456
Machinery - 1.7%
Caterpillar, Inc.	67,900	4,830
Danaher Corp.	71,900	5,353
Eaton Corp.	72,700	6,017
		16,200
Road & Rail - 1.2%
Landstar System, Inc.	96,400	4,823
Union Pacific Corp.	54,000	6,752
		11,575
TOTAL INDUSTRIALS		133,159
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	956,040	23,423
Comverse Technology, Inc. (a)	134,900	2,206
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc.	296,760	$ 7,143
Harris Corp.	89,000	4,867
Infinera Corp.	19,700	201
Juniper Networks, Inc. (a)	97,280	2,641
Motorola, Inc.	139,500	1,608
Nokia Corp. sponsored ADR	65,100	2,405
QUALCOMM, Inc.	69,000	2,927
Research In Motion Ltd. (a)	17,250	1,619
		49,040
Computers & Peripherals - 2.4%
Apple, Inc. (a)	46,600	6,308
EMC Corp. (a)	46,900	744
Hewlett-Packard Co.	377,000	16,494
		23,546
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	73,614	2,496
Internet Software & Services - 2.2%
CMGI, Inc. (a)	89,320	1,152
eBay, Inc. (a)	146,753	3,946
Google, Inc. Class A (sub. vtg.) (a)	26,820	15,135
Move, Inc. (a)	347,946	835
Yahoo!, Inc. (a)	24,310	466
		21,534
IT Services - 0.7%
Paychex, Inc. (d)	84,680	2,771
The Western Union Co.	168,300	3,770
		6,541
Office Electronics - 0.2%
Canon, Inc.	44,100	1,877
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	136,200	1,041
Applied Materials, Inc.	499,800	8,956
ARM Holdings PLC sponsored ADR	190,900	1,352
Broadcom Corp. Class A (a)	17,200	380
FormFactor, Inc. (a)	27,100	656
Infineon Technologies AG sponsored ADR (a)	46,700	478
Intel Corp.	173,800	3,685
Intersil Corp. Class A	62,100	1,430
Lam Research Corp. (a)	49,900	1,916
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	127,480	$ 1,513
National Semiconductor Corp.	110,400	2,035
Samsung Electronics Co. Ltd.	2,380	1,500
Xilinx, Inc.	63,500	1,389
		26,331
Software - 5.1%
Adobe Systems, Inc. (a)	92,600	3,235
Electronic Arts, Inc. (a)	51,600	2,444
Gameloft (a)	42,900	179
Microsoft Corp.	1,087,860	35,464
Nintendo Co. Ltd.	2,600	1,284
Oracle Corp. (a)	216,150	4,442
Quest Software, Inc. (a)	113,500	1,697
		48,745
TOTAL INFORMATION TECHNOLOGY		180,110
MATERIALS - 2.6%
Chemicals - 1.7%
Albemarle Corp.	57,430	2,082
Dow Chemical Co.	34,100	1,318
Monsanto Co.	58,600	6,589
Praxair, Inc.	78,200	6,327
		16,316
Metals & Mining - 0.9%
Alcoa, Inc.	64,700	2,142
Barrick Gold Corp.	85,100	4,393
Titanium Metals Corp.	119,646	2,601
		9,136
TOTAL MATERIALS		25,452
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	412,800	15,889
Level 3 Communications, Inc. (a)	720,200	2,477
Qwest Communications International, Inc.	35,500	209
Verizon Communications, Inc.	203,800	7,916
		26,491
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	139,100	$ 5,220
Clearwire Corp. (d)	70,000	962
Sprint Nextel Corp.	26,300	277
		6,459
TOTAL TELECOMMUNICATION SERVICES		32,950
UTILITIES - 1.2%
Electric Utilities - 1.2%
Exelon Corp.	149,600	11,398
TOTAL COMMON STOCKS (Cost $829,423)		913,754
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.19% to 2.92% 3/6/08 to 4/17/08 (e) (Cost $1,276)	$ 1,280	1,277
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	53,772,187	53,772
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	8,020,841	8,021
TOTAL MONEY MARKET FUNDS (Cost $61,793)		61,793
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $892,492)		976,824
NET OTHER ASSETS - (1.2)%		(11,804)
NET ASSETS - 100%		$ 965,020
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
328 S&P 500 E-Mini Index Contracts	March 2008	$ 22,625	$ (68)
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the securities pledged amounted to $1,247,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 389
Fidelity Securities Lending Cash Central Fund	19
Total	$ 408
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $900,671,000. Net unrealized appreciation aggregated $76,153,000, of which $124,931,000 related to appreciated investment securities and $48,778,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

January 31, 2008

1.813084.103

VAL-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.4%
ArvinMeritor, Inc.	487,700	$ 6,623
Gentex Corp.	2,349,760	37,267
Modine Manufacturing Co.	108,411	1,674
The Goodyear Tire & Rubber Co. (a)	1,109,700	27,931
		73,495
Automobiles - 1.3%
Ford Motor Co. (a)(d)	12,500,500	83,003
Nissan Motor Co. Ltd.	2,913,684	27,913
Renault SA	778,245	88,841
Winnebago Industries, Inc. (d)(e)	2,370,291	49,918
		249,675
Diversified Consumer Services - 0.6%
H&R Block, Inc. (d)	4,716,600	90,889
Regis Corp.	140,900	3,569
Service Corp. International	1,849,100	22,245
		116,703
Hotels, Restaurants & Leisure - 2.0%
Aristocrat Leisure Ltd.	266	2
Brinker International, Inc.	3,459,900	64,389
Carnival Corp. unit	2,910,000	129,466
Royal Caribbean Cruises Ltd.	4,550,520	183,295
		377,152
Household Durables - 4.3%
Black & Decker Corp.	2,197,336	159,395
Centex Corp.	2,910,300	80,848
Ethan Allen Interiors, Inc. (d)(e)	2,458,254	76,083
KB Home	773,900	21,282
La-Z-Boy, Inc. (d)	1,695,400	12,919
Leggett & Platt, Inc. (d)	5,000,450	95,109
Newell Rubbermaid, Inc.	1,214,100	29,284
Sealy Corp., Inc. (d)	3,735,244	34,812
The Stanley Works (d)	3,188,900	163,782
Whirlpool Corp.	1,474,300	125,478
		798,992
Leisure Equipment & Products - 2.3%
Brunswick Corp. (e)	5,565,208	105,683
Eastman Kodak Co. (d)	9,501,400	189,363
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Mattel, Inc.	1,756,400	$ 36,902
Polaris Industries, Inc. (d)(e)	1,972,200	85,672
		417,620
Media - 3.0%
Cinemark Holdings, Inc. (d)	4,383,577	62,685
E.W. Scripps Co. Class A	3,716,776	151,347
Gannett Co., Inc. (d)	2,338,300	86,517
Grupo Televisa SA de CV (CPO) sponsored ADR	645,000	14,377
Live Nation, Inc. (a)	1,827,962	19,925
Omnicom Group, Inc.	1,474,000	66,875
R.H. Donnelley Corp. (a)(d)	2,456,100	73,855
Regal Entertainment Group Class A (d)	3,859,438	71,554
Valassis Communications, Inc. (a)	883,533	8,447
		555,582
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	3,952,500	83,121
Sears Holdings Corp. (a)(d)	529,841	58,542
		141,663
Specialty Retail - 4.2%
Advance Auto Parts, Inc.	542,100	19,342
AnnTaylor Stores Corp. (a)	2,244,400	56,447
Asbury Automotive Group, Inc. (e)	2,073,233	29,398
AutoZone, Inc. (a)	732,700	88,569
Chico's FAS, Inc. (a)	1,734,500	18,715
Foot Locker, Inc.	1,691,013	23,150
Group 1 Automotive, Inc. (d)(e)	1,549,900	40,979
OfficeMax, Inc. (e)	4,420,911	109,506
PetSmart, Inc. (d)	5,487,633	125,502
Select Comfort Corp. (a)(d)	1,843,805	14,492
Staples, Inc.	3,468,733	83,041
The Children's Place Retail Stores, Inc. (a)	413,900	7,674
The Men's Wearhouse, Inc.	532,000	13,561
Williams-Sonoma, Inc. (d)(e)	5,467,700	146,972
		777,348
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc. (d)(e)	5,350,300	117,118
TOTAL CONSUMER DISCRETIONARY		3,625,348
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.3%
Beverages - 0.3%
Cott Corp. (a)(e)	3,743,300	$ 21,149
SABMiller plc	1,758,100	38,039
		59,188
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	216,802	8,470
Rite Aid Corp. (a)(d)	18,410,268	54,494
SUPERVALU, Inc.	2,536,700	76,253
Sysco Corp.	5,534,400	160,774
Winn-Dixie Stores, Inc. (a)	1,334,956	23,655
		323,646
Food Products - 0.9%
Cermaq ASA	1,298,500	13,324
Chiquita Brands International, Inc. (a)	1,167,694	21,813
Corn Products International, Inc.	32,500	1,099
Leroy Seafood Group ASA (d)	1,182,500	21,612
Marine Harvest ASA (a)	52,510,000	28,285
Tyson Foods, Inc. Class A	5,216,800	74,339
		160,472
Household Products - 0.3%
Central Garden & Pet Co.	980,809	5,385
Central Garden & Pet Co. Class A (non-vtg.) (a)	859,647	4,272
Energizer Holdings, Inc. (a)	401,000	37,542
		47,199
Personal Products - 1.1%
Avon Products, Inc.	5,980,200	209,427
TOTAL CONSUMER STAPLES		799,932
ENERGY - 9.7%
Energy Equipment & Services - 3.3%
BJ Services Co.	1,864,687	40,557
Cameron International Corp. (a)	1,524,900	61,392
FMC Technologies, Inc. (a)	1,134,687	54,647
National Oilwell Varco, Inc. (a)	2,064,740	124,359
Noble Corp.	856,300	37,480
Patterson-UTI Energy, Inc.	2,341,719	45,851
Smith International, Inc.	1,497,000	81,152
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	598,434	$ 73,368
Weatherford International Ltd. (a)	1,512,548	93,491
		612,297
Oil, Gas & Consumable Fuels - 6.4%
Arch Coal, Inc.	2,268,100	99,796
Boardwalk Pipeline Partners, LP	1,420,773	44,158
Cabot Oil & Gas Corp.	2,248,800	87,006
Canadian Natural Resources Ltd.	769,100	49,209
Cheniere Energy Partners LP	443,100	7,302
CONSOL Energy, Inc.	1,029,900	75,183
Copano Energy LLC	818,360	28,921
El Paso Pipeline Partners LP	948,841	22,459
Energy Transfer Equity LP	867,246	28,628
EOG Resources, Inc.	861,700	75,399
EXCO Resources, Inc. (a)	2,347,800	35,194
Foundation Coal Holdings, Inc. (e)	2,575,800	134,714
Hess Corp.	1,008,300	91,584
Peabody Energy Corp.	1,062,406	57,391
Petrohawk Energy Corp. (a)	498,600	7,853
Plains Exploration & Production Co. (a)	390,300	18,984
Southwestern Energy Co. (a)	277,200	15,498
Suncor Energy, Inc.	883,000	83,060
Ultra Petroleum Corp. (a)	1,328,355	91,391
Valero Energy Corp.	2,239,500	132,556
		1,186,286
TOTAL ENERGY		1,798,583
FINANCIALS - 17.2%
Capital Markets - 2.4%
Ares Capital Corp.	2,979,713	41,656
Bank of New York Mellon Corp.	534,482	24,923
Bear Stearns Companies, Inc. (d)	457,900	41,348
Cohen & Steers, Inc.	10,800	308
Greenhill & Co., Inc.	32,500	2,195
Janus Capital Group, Inc.	745,200	20,128
Legg Mason, Inc.	1,613,270	116,155
Lehman Brothers Holdings, Inc.	1,983,500	127,281
Merrill Lynch & Co., Inc.	357,700	20,174
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	292,600	$ 14,803
TD Ameritrade Holding Corp. (a)(d)	2,208,750	41,436
		450,407
Commercial Banks - 2.9%
Associated Banc-Corp.	1,203,358	33,911
Boston Private Financial Holdings, Inc.	1,064,026	24,292
Colonial Bancgroup, Inc. (d)	1,810,100	28,419
PNC Financial Services Group, Inc.	498,600	32,718
Sterling Financial Corp., Washington	426,685	7,591
Susquehanna Bancshares, Inc., Pennsylvania	325,100	6,899
U.S. Bancorp, Delaware	2,937,600	99,732
UCBH Holdings, Inc. (d)	3,303,523	46,646
UnionBanCal Corp.	1,411,932	69,269
Wachovia Corp.	2,089,167	81,331
Zions Bancorp (d)	1,887,096	103,300
		534,108
Consumer Finance - 1.0%
Capital One Financial Corp. (d)	2,196,100	120,368
Cash America International, Inc.	716,998	23,310
Discover Financial Services	1,951,300	34,148
		177,826
Diversified Financial Services - 1.5%
Bank of America Corp.	2,371,360	105,170
Bolsa de Mercadorias & Futuros - BM&F SA	434,300	3,913
Deutsche Boerse AG	86,700	15,173
JPMorgan Chase & Co.	2,965,000	140,986
Maiden Holdings Ltd. (f)	833,900	6,671
		271,913
Insurance - 2.4%
AMBAC Financial Group, Inc.	1,838,400	21,546
American International Group, Inc.	1,596,300	88,052
LandAmerica Financial Group, Inc.	54,200	2,827
Marsh & McLennan Companies, Inc.	4,119,651	113,702
MBIA, Inc. (d)	2,013,100	31,203
National Financial Partners Corp. (d)	1,116,900	40,320
Principal Financial Group, Inc.	1,513,745	90,234
Willis Group Holdings Ltd.	1,577,500	55,591
		443,475
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 4.2%
Alexandria Real Estate Equities, Inc.	490,900	$ 48,221
Annaly Capital Management, Inc.	2,038,100	40,191
British Land Co. PLC	542,000	10,971
Chimera Investment Corp.	758,700	14,529
Developers Diversified Realty Corp.	1,426,118	58,685
Digital Realty Trust, Inc. (d)	1,433,092	51,204
General Growth Properties, Inc.	2,528,750	92,350
HCP, Inc.	2,606,800	79,273
Highwoods Properties, Inc. (SBI)	1,499,200	44,871
Kimco Realty Corp.	1,480,600	53,020
Public Storage	1,171,434	91,665
Simon Property Group, Inc.	577,100	51,581
UDR, Inc.	2,603,346	59,434
Vornado Realty Trust (d)	1,042,600	94,251
		790,246
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	2,504,900	50,875
CB Richard Ellis Group, Inc. Class A (a)	5,235,123	101,614
		152,489
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	2,913,845	20,280
Fannie Mae	2,961,200	100,266
Freddie Mac	2,678,700	81,406
Hudson City Bancorp, Inc.	4,813,700	78,848
New York Community Bancorp, Inc. (d)	4,225,400	78,381
People's United Financial, Inc.	357,700	6,042
Washington Federal, Inc.	335,974	8,204
		373,427
TOTAL FINANCIALS		3,193,891
HEALTH CARE - 6.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,434,180	66,818
Cephalon, Inc. (a)	1,031,900	67,724
Molecular Insight Pharmaceuticals, Inc. (d)	232,300	1,972
		136,514
Health Care Equipment & Supplies - 1.1%
American Medical Systems Holdings, Inc. (a)	953,700	13,628
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	635,865	$ 55,021
Covidien Ltd.	1,860,267	83,024
Hillenbrand Industries, Inc.	964,728	49,896
		201,569
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc. (d)	1,254,725	28,005
Community Health Systems, Inc. (a)	3,370,600	108,196
Emeritus Corp. (a)	497,125	11,011
Health Net, Inc. (a)	1,615,900	75,123
HealthSouth Corp. (a)(d)	2,484,039	42,278
McKesson Corp.	1,475,200	92,628
Universal Health Services, Inc. Class B	2,306,880	108,723
		465,964
Health Care Technology - 0.4%
IMS Health, Inc.	3,243,731	77,493
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A (a)(d)(e)	3,373,578	69,226
Barr Pharmaceuticals, Inc. (a)	2,384,465	124,445
Schering-Plough Corp.	3,641,150	71,257
		264,928
TOTAL HEALTH CARE		1,146,468
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	1,064,100	62,856
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	1,952,700	142,860
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,833,600	30,859
Building Products - 0.8%
Masco Corp. (d)	6,058,700	138,926
Owens Corning (a)	119,200	2,591
		141,517
Commercial Services & Supplies - 2.9%
ACCO Brands Corp. (a)(d)(e)	4,068,068	55,122
Allied Waste Industries, Inc. (a)	17,588,908	173,251
Consolidated Graphics, Inc. (a)	357,640	17,993
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	2,808,734	$ 97,997
The Brink's Co. (e)	3,308,021	200,565
		544,928
Construction & Engineering - 0.4%
Fluor Corp.	387,942	47,201
URS Corp. (a)	717,747	31,509
		78,710
Industrial Conglomerates - 0.1%
Tyco International Ltd.	711,867	28,019
Machinery - 2.5%
Albany International Corp. Class A	1,285,364	45,001
Briggs & Stratton Corp. (d)(e)	2,603,700	54,287
Eaton Corp.	246,000	20,359
Illinois Tool Works, Inc.	2,748,100	138,504
Ingersoll-Rand Co. Ltd. Class A	433,600	17,136
Navistar International Corp. (a)	758,800	37,497
Pentair, Inc.	3,356,000	106,587
Sulzer AG (Reg.)	32,856	34,744
Wabash National Corp.	1,355,987	12,462
		466,577
Road & Rail - 1.6%
Canadian National Railway Co.	912,100	46,180
Con-way, Inc. (e)	2,630,700	128,089
CSX Corp.	224,500	10,884
Ryder System, Inc.	2,324,598	121,019
		306,172
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(d)	1,287,500	11,948
W.W. Grainger, Inc.	21,700	1,727
WESCO International, Inc. (a)	867,100	36,626
		50,301
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	1,069,376	35,354
TOTAL INDUSTRIALS		1,888,153
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.7%
Alcatel-Lucent SA sponsored ADR	11,297,265	71,512
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avocent Corp. (a)	1,040,178	$ 17,267
Dycom Industries, Inc. (a)(d)(e)	3,906,100	92,262
Motorola, Inc.	8,122,700	93,655
Nortel Networks Corp. (a)	2,323,810	28,899
Powerwave Technologies, Inc. (a)	4,570,400	17,368
		320,963
Computers & Peripherals - 2.0%
Diebold, Inc. (d)	3,061,665	79,236
Intermec, Inc. (a)(d)(e)	5,073,118	101,057
NCR Corp. (a)	3,456,120	74,237
Network Appliance, Inc. (a)	3,484,415	80,908
Seagate Technology	660,631	13,391
Western Digital Corp. (a)	715,400	18,922
		367,751
Electronic Equipment & Instruments - 5.6%
Agilent Technologies, Inc. (a)	5,368,100	182,032
Arrow Electronics, Inc. (a)	4,616,500	157,977
Avnet, Inc. (a)	5,334,453	189,960
Cogent, Inc. (a)	108,376	1,069
Flextronics International Ltd. (a)	16,393,000	191,798
Ingram Micro, Inc. Class A (a)	2,418,300	42,997
Itron, Inc. (a)	519,597	42,815
Jabil Circuit, Inc.	5,404,935	71,615
Molex, Inc.	2,084,707	50,116
Tyco Electronics Ltd.	3,292,967	111,335
		1,041,714
Internet Software & Services - 1.0%
VeriSign, Inc. (a)	2,054,600	69,692
Yahoo!, Inc. (a)	6,031,400	115,682
		185,374
IT Services - 1.1%
NeuStar, Inc. Class A (a)	650,900	19,338
The Western Union Co.	6,299,600	141,111
Unisys Corp. (a)	13,101,486	54,502
		214,951
Office Electronics - 1.3%
Xerox Corp.	15,141,910	233,192
Zebra Technologies Corp. Class A (a)	346,906	10,653
		243,845
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)(d)	5,448,000	$ 41,623
Applied Materials, Inc.	5,725,400	102,599
ASML Holding NV (NY Shares) (a)	2,765,566	73,536
Atmel Corp. (a)	9,040,400	28,568
Fairchild Semiconductor International, Inc. (a)(e)	12,182,010	149,230
Integrated Device Technology, Inc. (a)	4,315,300	32,149
LSI Corp. (a)	3,380,500	17,646
Maxim Integrated Products, Inc.	2,275,200	44,730
MKS Instruments, Inc. (a)	1,698,970	31,601
National Semiconductor Corp. (d)	8,608,300	158,651
Standard Microsystems Corp. (a)(e)	1,348,232	40,339
Varian Semiconductor Equipment Associates, Inc. (a)	1,084,049	34,917
		755,589
Software - 0.9%
Electronic Arts, Inc. (a)	2,035,806	96,436
Fair Isaac Corp.	865,121	22,061
Misys PLC	5,741,518	20,031
Parametric Technology Corp. (a)	1,442,900	23,736
THQ, Inc. (a)	606,892	10,930
		173,194
TOTAL INFORMATION TECHNOLOGY		3,303,381
MATERIALS - 3.7%
Chemicals - 1.2%
Albemarle Corp.	1,531,051	55,516
Arkema sponsored ADR (a)	238,300	13,476
Chemtura Corp.	11,256,977	75,422
Georgia Gulf Corp. (d)	554,283	4,323
H.B. Fuller Co.	1,531,800	31,800
Rohm & Haas Co.	758,800	40,482
W.R. Grace & Co. (a)	281,800	6,374
		227,393
Containers & Packaging - 1.2%
Ball Corp.	32,500	1,491
Owens-Illinois, Inc. (a)	4,435,191	223,534
		225,025
Metals & Mining - 1.3%
Alcoa, Inc.	2,515,240	83,254
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
ArcelorMittal SA (NY Reg.) Class A	433,600	$ 28,787
Barrick Gold Corp.	359,500	18,560
Goldcorp, Inc.	108,400	4,033
Kinross Gold Corp. (a)	943,400	20,822
Lihir Gold Ltd. (a)	4,707,902	15,703
Newcrest Mining Ltd.	776,981	24,335
Randgold Resources Ltd. sponsored ADR	481,466	22,971
Titanium Metals Corp.	550,700	11,972
		230,437
TOTAL MATERIALS		682,855
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,421,340	54,707
Cbeyond, Inc. (a)	216,934	7,319
Cincinnati Bell, Inc. (a)	6,247,695	24,241
Embarq Corp.	899,700	40,756
Qwest Communications International, Inc.	16,572,884	97,449
Verizon Communications, Inc.	2,194,900	85,250
		309,722
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	1,005,900	36,404
MTN Group Ltd.	1,182,300	18,871
Sprint Nextel Corp.	7,547,600	79,476
		134,751
TOTAL TELECOMMUNICATION SERVICES		444,473
UTILITIES - 7.9%
Electric Utilities - 4.9%
Allegheny Energy, Inc.	2,007,900	110,013
American Electric Power Co., Inc.	1,611,500	69,021
DPL, Inc.	2,813,444	78,101
Edison International	2,055,280	107,203
Entergy Corp.	1,369,460	148,148
FirstEnergy Corp.	1,060,700	75,543
FPL Group, Inc.	1,261,600	81,348
Great Plains Energy, Inc.	379,417	10,578
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	2,594,632	$ 126,929
Reliant Energy, Inc. (a)	4,822,183	102,568
		909,452
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	2,502,500	47,748
Constellation Energy Group, Inc.	1,382,559	129,905
NRG Energy, Inc. (a)	3,572,000	137,843
		315,496
Multi-Utilities - 1.3%
CMS Energy Corp.	1,845,600	28,921
Public Service Enterprise Group, Inc.	1,328,600	127,546
Wisconsin Energy Corp.	2,005,400	91,306
		247,773
TOTAL UTILITIES		1,472,721
TOTAL COMMON STOCKS (Cost $19,025,050)		18,355,805
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. Series T, 6.50%	394,148	21,319
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Fannie Mae Series S, 8.25%	591,326	14,931
Freddie Mac Series Z, 8.375%	571,535	15,346
		30,277
TOTAL PREFERRED STOCKS (Cost $48,778)		51,596
Money Market Funds - 4.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	156,704,771	$ 156,705
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	706,459,215	706,459
TOTAL MONEY MARKET FUNDS (Cost $863,164)		863,164
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,668)	$ 2,668	2,668
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $19,939,660)		19,273,233
NET OTHER ASSETS - (3.6)%		(677,994)
NET ASSETS - 100%		$ 18,595,239
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,671,000 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,668,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 582
Barclays Capital, Inc.	840
ING Financial Markets LLC	1,246
$ 2,668
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,019
Fidelity Securities Lending Cash Central Fund	1,625
Total	$ 3,644
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 67,487	$ 13,789	$ -	$ -	$ 55,122
Alpharma, Inc. Class A	69,563	-	-	-	69,226
Asbury Automotive Group, Inc.	38,002	-	-	466	29,398
Briggs & Stratton Corp.	58,609	-	-	573	54,287
Brunswick Corp.	124,160	-	-	3,339	105,683
Con-way, Inc.	75,603	36,345	-	187	128,089
Cott Corp.	26,523	-	-	-	21,149
Dycom Industries, Inc.	110,347	-	-	-	92,262
Ethan Allen Interiors, Inc.	63,888	11,111	-	534	76,083
Fairchild Semiconductor International, Inc.	154,421	56,342	-	-	149,230
Foundation Coal Holdings, Inc.	105,348	5,073	-	129	134,714
Group 1 Automotive, Inc.	48,124	-	-	217	40,979
Intermec, Inc.	145,508	-	13,419	-	101,057
Liz Claiborne, Inc.	152,323	-	-	301	117,118
MGI Pharma, Inc.	137,620	-	163,711	-	-
OfficeMax, Inc.	122,042	14,765	-	663	109,506
Polaris Industries, Inc.	96,993	-	-	749	85,672
Standard Microsystems Corp.	52,581	-	-	-	40,339
The Brink's Co.	207,248	-	-	331	200,565
Williams-Sonoma, Inc.	136,453	26,462	-	622	146,972
Winnebago Industries, Inc.	61,106	-	-	284	49,918
Total	$ 2,053,949	$ 163,887	$ 177,130	$ 8,395	$ 1,807,369
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $19,940,030,000. Net unrealized depreciation aggregated $666,797,000, of which $2,250,974,000 related to appreciated investment securities and $2,917,771,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008